Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Summary Of Significant Accounting Policy [Line Items]
Minimum net tangible assets	$ 5,000,001		$ 5,000,001		$ 5,000,001
Federal depository insurance coverage	250,000		250,000		250,000
Income tax expense	564,601	$ 607,423	2,012,008	$ 711,635	1,339,439
Custodian Bank [Member]
Summary Of Significant Accounting Policy [Line Items]
Deposits held	194,528		194,528		835,544
Goldman Sachs Financial Square Treasury Investments Fund [Member]
Summary Of Significant Accounting Policy [Line Items]
Deposits held	$ 703,920,190		$ 703,920,190		$ 694,883,137
Common Class A [Member]
Summary Of Significant Accounting Policy [Line Items]
Common stock shares, issued	2,920,078		2,920,078		2,899,165
Shares subject to possible redemption	66,079,922		66,079,922		66,100,835
Common Class A [Member] | IPO [Member]
Summary Of Significant Accounting Policy [Line Items]
Common stock shares, issued	69,000,000		69,000,000		69,000,000
Offering costs			$ 992,949		$ 992,949
Underwriter discounts			$ 37,950,000		$ 37,950,000
Common Class A [Member] | Warrant [Member]
Summary Of Significant Accounting Policy [Line Items]
Shares excluded from the calculation of income per common share			0		0
Common Class A [Member] | Warrant [Member] | Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Outstanding warrants to purchase of common stock	33,533,317		33,533,317		33,533,333